Equity and Divestitures - Schedule of Company’s Non-Controlling Interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mercos [Member]
Schedule of Company’s Non-Controlling Interests [Line Items]
Non-controlling interest	42.09%	42.09%	42.09%
Current assets	R$ 4,237	R$ 7,884	R$ 4,351
Non-current assets	7,350	5,852	4,668
Current liabilities	(4,792)	(3,537)	(3,421)
Non-current liabilities	(2,364)	(1,892)	5,598
Summarized statement of profit and loss
Revenue	26,563	22,312	18,498
Expenses	(20,530)	(16,942)	(14,139)
Profit (loss) for the year	6,033	5,370	4,359
Profit (loss) attributable to owners of the Company	3,494	3,110	2,525
Profit (loss) attributable to the non-controlling interests	R$ 2,539	R$ 2,260	R$ 1,835
Smart NX [Member]
Schedule of Company’s Non-Controlling Interests [Line Items]
Non-controlling interest	0.00%	45.00%	45.00%
Current assets		R$ 2,634	R$ 2,396
Non-current assets		3,593	5,131
Current liabilities		(1,600)	(1,680)
Non-current liabilities		(682)	(5,847)
Summarized statement of profit and loss
Revenue	3,303	13,552	12,209
Expenses	(9,377)	(10,958)	(9,719)
Profit (loss) for the year	(6,074)	2,594	2,490
Profit (loss) attributable to owners of the Company	(3,341)	1,427	1,370
Profit (loss) attributable to the non-controlling interests	R$ (2,733)	R$ 1,167	R$ 1,121